(LOSS)/PROFIT BEFORE INCOME TAX	6 Months Ended
Jun. 30, 2022
Lossprofit Before Income Tax
(LOSS)/PROFIT BEFORE INCOME TAX

6.	(LOSS)/PROFIT BEFORE INCOME TAX

The Group’s (loss)/profit before tax is arrived at after (crediting)/charging:

	Six months ended June 30,
	2021	2022	2022
	CNY	CNY	US$
	(As adjusted and unaudited)	(Unaudited)	(Unaudited)

Crediting:
Finance income (Note 5)	(8,787)	(9,376)	(1,400)

Charging:
Cost of sales
- Construction service	3,916	5,107	762
- Operation services related to service concession arrangement	2,804	3,664	547
- Construction services related to service concession arrangement	389	—	—
Total	7,109	8,771	1,309

Depreciation
- Property, plant and equipment	157	141	21
- Right-of-use assets (Note 11)	681	707	106
Amortization of intangible assets* (Note 10)	441	404	60
Expense relating to short-term leases	338	174	26
Impairment losses/(reversal) on financial assets:
- Trade receivables	1,920	1,936	289
- Contract assets	179	(41)	(6)
- Other receivables	—	1,077	161
- Amounts due from related companies	(1,106)	—	—
Fair value (gain)/loss on financial instruments:
- Financial assets at fair value through profit or loss (Note 18(a))	26,015	—	—
- Derivative financial liabilities (Note 18(b))	(1,208)	(559)	(83)
Issuance expense in related to placement	1,579	—	—
Other income	(376)	(731)	(109)
Finance costs (Note 5)	2,271	1,822	272

Employee benefit expenses *	5,751	5,772	861

* The employee benefit expenses and amortization of intangible assets for the year are included in “Cost of sales” and “Administrative expenses” on the face of the consolidated statement of profit or loss.